ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS - Maturities of Held-to-Maturity Securities (Detail) (Reclamation Deposits [Member], USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclamation Deposits [Member]
Schedule of Held-to-maturity Securities [Line Items]
Within one year, Amortized cost	$ 479	$ 17
Due in five years or less, Amortized cost	17,562	6,645
Due after five years to ten years, Amortized cost	4,869	3,002
Due in more than ten years, Amortized cost	2,778	1,732
Maturities of held-to-maturity securities, Amortized cost	25,688	11,396
Within one year, Fair Value	468	17
Due in five years or less, Fair Value	17,880	6,976
Due after five years to ten years, Fair Value	5,023	3,123
Due in more than ten years, Fair Value	3,030	1,970
Fair value	$ 26,401	$ 12,086	$ 21,013